COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net loss	$ (101,410,228)	$ (173,451,133)
Other comprehensive loss, net of tax
Foreign currency translation gain	775,380	153,051
Total comprehensive loss	$ (100,634,848)	$ (173,298,082)